Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Subsequent Event [Line Items]
Subsequent Events	Note 11. Subsequent Events The Plan has evaluated subsequent events through June 23, 2026, the date the financial statements were available to be issued, and there are none to report.